Equipment and Leasehold Improvements, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 1,089,182	$ 989,532
Less accumulated depreciation	(830,780)	(731,259)
Equipment and leasehold improvements, net	258,402	258,273	279,659
Equipment and Leasehold Improvements, Net (Textuals) [Abstract]
Depreciation expense	113,910	111,966	110,365
Leaseholds improvements [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	164,781	157,268
Computer Equipment [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	866,691	777,135
Furniture, Fixtures and Other [Member]
Components of equipment and leasehold improvements, net
Equipment and leasehold improvements, gross	$ 57,710	$ 55,129